Income taxes	12 Months Ended
Mar. 31, 2024
Income taxes
22. Income taxes
Income tax expense is comprised of the following:

	Fiscal year ended March 31,
	2022		2023		2024		2024

	(In millions)
Current tax expense	Rs.	142,446.5	Rs.	156,782.9	Rs.	140,308.9	US$	1,683.6
Deferred tax expense/ (benefit)		(9,887.3)		12,280.9		(57,133.2)		(685.5)
Interest on income tax refund		—		(2,946.4)		(5,348.6)		(64.2)

Income tax expense	Rs.	132,559.2	Rs.	166,117.4	Rs.	77,827.1	US$	933.9

Income tax (expense)/ benefit recorded in other comprehensive income was Rs. 15,129.2,
Rs.
16,980.0
 million and Rs.
(17,828.6)
 million for the fiscal years ended
March 31, 2022,

March 31, 2023 and March 31, 2024, respectively.
Income before income tax expense and income tax expense are substantially all from India.

Taxes at the Indian statutory income tax rate, the income tax rate of the Bank’s country of domicile, to income tax expense as reported:

	Fiscal year ended March 31,
	2022		2023		2024		2024

	(In millions)
Income before income tax expense	Rs.	519,162.2	Rs.	662,381.8	Rs.	705,459.0	US$	8,465.0
Statutory income tax rate		25.17%		25.17%		25.17%		25.17%
Expected income tax expense		130,662.7		166,708.3		177,549.9		2,130.4
Adjustments to reconcile expected income tax to actual tax expense
Interest on income tax refund		—		(2,204.9)		(4,125.0)		(49.5)
Stock-based compensation		3,493.1		1,645.9		(10,645.6)		(127.7)
Income subject to rates other than the statutory income tax rate		(2,347.6)		(6.8)		(1,262.0)		(15.1)
Special reserve		—		—		(5,143.2)		(61.7)
Unrecognised tax benefit of earlier years including consequential tax credit pursuant to favourable orders received recognised						(80,874.4)		(970.4)
Other, net		751.0		(25.1)		2,327.4		27.9

Income tax expense	Rs.	132,559.2	Rs.	166,117.4	Rs.	77,827.1	US$	933.9

The tax effects of significant temporary differences are as follows:

	As of March 31,
	2023		2024		2024

	(In millions)
Tax effect of:
Deductible temporary differences:
Allowance for credit losses	Rs.	74,143.7	Rs.	43,093.6	US$	517.1
Investments AFS debt securities		25,117.0		7,704.7		92.4
Lease liabilities		24,578.8		32,034.7		384.4
Employee benefits		709.9		4,632.2		55.6
Borrowings		1.4		10,714.9		128.6
Stock based compensation		—		20,166.2		241.9
Others		5,458.1		320.1		3.9

Deferred tax asset		130,008.9		118,666.4		1,423.9

Taxable temporary differences:
ROU Asset		24,578.8		32,009.3		384.1
Loan origination cost		7,070.1		7,541.1		90.5
Intangible assets		—		313,272.2		3,759.0
Investments, others		8,304.6		53,998.2		647.9
Deferred tax liability		39,953.5		406,820.8		4,881.5

Net deferred tax asset/ (liability)	Rs.	90,055.4	Rs.	(288,154.4)	US$	(3,457.6)

Management believes that the realization of the recognized deferred tax assets is
more likely than not and the realization is based on a combination of reversing taxable temporary differences and expectations as to future pre-tax income.

The total unrecognized tax benefit as of March 31, 2023 and
March
31, 2024 is Rs. 48,792.1 million and Rs. 22,042.3 million, respectively. The major income tax jurisdiction for the Bank is India. The open tax years (first assessment by the taxing authorities) are pending from fiscal year 2019 onwards. However, appeals filed by the Bank are pending with various local tax authorities in India for earlier tax years.
A reconciliation of the beginning and ending balance of unrecognized tax benefits is as follows:

	Fiscal year ended March 31,
	2022	2023		2024		2024

		(In millions)
Opening balance	Rs. 43,048.0	Rs.	46,774.3	Rs.	48,792.1	US$	585.5
Increase related to acquisition of eHDFC	—		—		52,980.5		635.7
Decrease related to prior year tax positions	(1,985.0)		—		(80,874.4)		(970.4)
Increase related to current year tax positions	5,711.3		2,017.8		1,144.1		13.7

Closing balance	Rs. 46,774.3	Rs.	48,792.1	Rs.	22,042.3	US$	264.5

The Bank’s total unrecognized tax benefits, if recognized, would reduce the income tax expense by Rs. 48,792.1 million and Rs. 22,042.3 million as of March 31, 2023 and March 31, 2024, respectively, and thereby would affect the Bank’s effective tax rate. All of the Bank’s unrecognized tax benefits are presented as unrecognized refund claims.
Significant changes in the amount of unrecognized tax benefits within the next 12 months cannot be reasonably estimated as the changes would depend upon the progress of tax examinations with various tax authorities.